Investments (Details)							12 Months Ended
		Mar. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Dec. 21, 2023 USD ($)	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Feb. 28, 2023 USD ($)
Investments [Line Items]
Fixed deposit				$ 1,500,000
Fixed deposit term				1 year
Interest income							$ 41,642	$ 42,533	$ 43,188
Repayment of debt		$ 692,492
Company acquired equity interest	[1]						13,156,407	8,703,744
Equity interest			$ 2,849,977		$ 8,080,448	¥ 54,400,000
Impairment loss	[2]						$ (234,677)
Convertible Debt [Member]
Investments [Line Items]
Convertible debt							Jun. 17, 2024
Convertible debt instrument annual interest rate							6.00%
Short-Term Investments [Member]
Investments [Line Items]
Interest income							$ 57,104
Linyi Xing Caitong New Energy Partnership
Investments [Line Items]
Equity interest percentage		25.00%
Company acquired equity interest		$ 6,853,070
Shanghai Mingli New Energy Technology Co., Ltd.. [Member]
Investments [Line Items]
Equity interest percentage							40.00%
Company acquired equity interest							$ 4,075,467
Chongqing Chenglu Technology Co., Ltd
Investments [Line Items]
Equity interest percentage									6.00%
Changzhou Huiyu Yidian Venture Capital Co., Ltd
Investments [Line Items]
Equity interest percentage										10.00%
Company acquired equity interest									$ 3,479,252	$ 7,538
Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership)
Investments [Line Items]
Equity interest percentage			3.6554%
Shenzhen Star Cycling Network Technology Co., Ltd. [Member]
Investments [Line Items]
Impairment loss							234,677
Chongqing Chenglu [Member]
Investments [Line Items]
Equity method impairment loss							3,040,113
Changzhou Huiyu [Member]
Investments [Line Items]
Equity method impairment loss							$ 7,601

[1]	In March 2023, the Company acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was subsequently accounted for using the equity method. In September 2024, the Company paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd..
[2]	The Company recognized an impairment loss of $234,677 for Shenzhen Star Cycling technology Co., LTD for the year ended September 30, 2024 in the Consolidated Statements of Operation.